VIA EDGAR
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John Hancock Financial Services, Inc.
Law Sector
John Hancock Place T-30
P.O. Box 111
Boston, Massachusetts  02117-0111

May 3, 2002

U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549
Attention: Filing Room

RE: John Hancock Life Insurance Company Registration Statement Filed On Form N-4
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
       John Hancock Variable Annuity Account U (Accommodator)                         #   2-38827
       John Hancock Variable Annuity Account U (Independence)                         #  33-34813
       John Hancock Variable Annuity Account U (Signature Variable Annuity I)         # 333-63336
       John Hancock Variable Annuity Account V (Accommodator 2000)                    #  33-15672
       John Hancock Variable Annuity Account V (Independence Preferred,
        Independence 2000)                                                            #  33-82646
       John Hancock Variable Annuity Account V (Patriot)                              # 333-64153
       John Hancock Variable Annuity Account H (Declaration, Patriot)                 # 333-08345
       John Hancock Variable Annuity Account H (Revolution)                           # 333-84765
       John Hancock Variable Annuity Account H (Revolution-Access)                    # 333-84771
       John Hancock Variable Annuity Account H (Revolution-Extra)                     # 333-84783
       John Hancock Variable Annuity Account H (Revolution-Value/Wealth Builder)      # 333-81103

    John Hancock Variable Life Insurance Company Registration Statements Filed
    --------------------------------------------------------------------------
    On Form N-4
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
       John Hancock Variable Annuity Account I (Independence Preferred,
        Independence 2000)                                                            #  33-82648
       John Hancock Variable Annuity Account I (Marketplace, E Variable)              # 333-16949
       John Hancock Variable Annuity Account JF (Declaration, Patriot)                #  33-64947
       John Hancock Variable Annuity Account JF (Revolution)                          # 333-84763
       John Hancock Variable Annuity Account JF (Revolution-Access)                   # 333-84769
       John Hancock Variable Annuity Account JF (Revolution-Extra)                    # 333-84767
       John Hancock Variable Annuity Account JF (Revolution-Value)                    # 333-81127

Dear Sir/Madam:

Pursuant to rule 497(j) and in lieu of filing final printed prospectuses and Statements of Additional Information, we hereby certify respecting the above-captioned registration statements on Form N-4 that:

(1) the form of prospectus and Statement of Additional Information that would have been filed under Rule 497 would not have differed from that contained in the most recent amendment to the registration statement, and

(2) the text of the most recent amendment to the registration statement has been filed electronically.

                                                    Sincerely,

                                                    /s/ Arnold R. Bergman
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                                                    Arnold R. Bergman
                                                    Counsel